Revenues by Each Group of Similar Products (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Total gross revenues	$ 243,280,214	$ 362,998,658	$ 293,526,277
Less: sales taxes	(706,540)	(940,745)	(285,092)
Total revenues, net	242,573,674	362,057,913	293,241,185
Cell phones
Segment Reporting Information [Line Items]
Total gross revenues	64,712,559	165,957,852	125,074,305
Fitness and wellness products
Segment Reporting Information [Line Items]
Total gross revenues	62,629,956	12,064,447	402,523
Electronic learning device and dictionary
Segment Reporting Information [Line Items]
Total gross revenues	41,345,071	62,539,448	69,534,653
Collectible products
Segment Reporting Information [Line Items]
Total gross revenues	20,427,475	33,193,655	18,039,843
Health products
Segment Reporting Information [Line Items]
Total gross revenues	10,691,723	13,347,757	12,949,887
Consumer electronics
Segment Reporting Information [Line Items]
Total gross revenues	8,489,927	24,248,963	14,034,617
Cosmetics products
Segment Reporting Information [Line Items]
Total gross revenues	7,089,145	24,857,370	26,233,187
Autocare products
Segment Reporting Information [Line Items]
Total gross revenues	452,282	1,188,928	9,753,122
Other products
Segment Reporting Information [Line Items]
Total gross revenues	$ 27,442,076	$ 25,600,238	$ 17,504,140